Consolidated Statements of Cash Flows - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 92,066	$ 140,736	$ 159,042	$ 160,880
Payments to suppliers and employees	(105,389)	(149,750)	(163,304)	(165,708)
Income taxes paid	(195)	(420)	146	(530)
Net cash (outflow) from operating activities	(13,518)	(9,434)	(4,116)	(5,040)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment for intangible asset	(351)	(151)	(118)	(475)
Payments for property, plant and equipment	(723)	(2,585)	(2,194)	(2,703)
Proceeds from business combination, net of cash acquired		870
Net cash (outflow) from investing activities	(1,074)	(1,867)	(2,312)	(3,178)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of shares		23,248	22,721
Proceeds from borrowings - Bank	1,940		463	62,127
Proceeds from borrowings - Convertible notes issue	16,474		4,521
Repayment of borrowings - Bank	(2,832)	(18,489)	(9,684)	(46,986)
Debt issuance costs	(367)	(322)	(107)	(750)
Interest paid	(2,133)	(2,269)	(3,418)	(3,140)
Net cash inflow from financing activities	13,082	2,168	14,496	11,251
Net increase/(decrease) in cash and cash equivalents held	(1,510)	(9,134)	8,068	3,033
Cash and cash equivalents at beginning of year	4,193	10,739	2,644	1,246
Effects of exchange rate changes on cash and cash equivalents	(39)	355	27	(86)
Cash and cash equivalents at end of the half year	$ 2,644	$ 1,962	$ 10,739	$ 4,193